Debt - Summary of Future Minimum Payments Under Loan Facility (Detail)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
2021	$ 1,165,958
2022	2,222,125
2023	2,085,250
2024	517,635
Total Future minimum payments	5,990,968
Less: interest payments	(1,058,815)
Principal amount of long-term debt	4,932,153
Current portion of long-term debt	(833,333)
Long-term debt, net	$ 4,098,820